American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2023

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 100.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.4%
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	1,374,045	1,355,596
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	943,594	927,348
GNMA, VRN, 3.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,606,398	1,606,604
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 3/20/48 to 8/20/49	2,322,810	2,313,592
		6,203,140
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 99.5%
GNMA, 6.50%, 4/20/24 to 11/15/38	911,865	952,929
GNMA, 8.00%, 5/15/24 to 7/20/30	65,547	65,711
GNMA, 8.50%, 9/20/24 to 12/15/30	32,553	34,651
GNMA, 9.00%, 12/15/24	400	400
GNMA, 9.50%, 1/20/25 to 7/20/25	3,669	3,662
GNMA, 9.25%, 3/15/25	5,945	5,938
GNMA, 7.50%, 6/20/25 to 2/20/31	34,724	36,068
GNMA, 7.00%, 12/20/25 to 12/20/29	128,750	133,409
GNMA, 6.00%, 2/20/26 to 2/20/39	6,996,157	7,311,518
GNMA, 8.75%, 7/15/27	14,393	14,375
GNMA, 5.50%, 4/15/33 to 4/20/53	12,864,323	13,034,020
GNMA, 4.50%, 7/15/33 to 9/20/52	31,120,138	30,714,143
GNMA, 4.00%, 12/20/39 to 4/20/52	33,384,804	32,122,355
GNMA, 5.00%, 6/20/40 to 3/20/53	22,951,109	22,954,948
GNMA, 3.50%, 12/20/41 to 2/20/52	61,253,876	57,603,790
GNMA, 3.00%, 2/20/43 to 9/20/51	78,639,171	71,403,904
GNMA, 2.50%, 7/20/46 to 11/20/52	107,303,936	93,976,656
GNMA, 2.00%, 10/20/50 to 11/20/51	100,081,936	83,736,651
GNMA, 3.50%, 3/20/52(1)	2,448,912	2,280,101
GNMA, 6.00%, TBA	13,039,000	13,259,542
GNMA, 6.50%, TBA	4,483,000	4,589,646
		434,234,417
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $472,026,197)		440,437,557
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
GNMA, Series 2003-110, Class F, VRN, 5.87%, (1-month SOFR plus 0.51%), 10/20/33	473,577	473,381
GNMA, Series 2003-66, Class HF, VRN, 5.92%, (1-month SOFR plus 0.56%), 8/20/33	253,788	253,862
GNMA, Series 2004-76, Class F, VRN, 5.87%, (1-month SOFR plus 0.51%), 9/20/34	443,239	442,630
GNMA, Series 2005-13, Class FA, VRN, 5.67%, (1-month SOFR plus 0.31%), 2/20/35	952,473	944,803
GNMA, Series 2007-58, Class FC, VRN, 5.97%, (1-month SOFR plus 0.61%), 10/20/37	612,571	612,587
GNMA, Series 2008-2, Class LF, VRN, 5.93%, (1-month SOFR plus 0.57%), 1/20/38	779,836	777,774
GNMA, Series 2008-27, Class FB, VRN, 6.02%, (1-month SOFR plus 0.66%), 3/20/38	1,416,692	1,421,299
GNMA, Series 2008-61, Class KF, VRN, 6.14%, (1-month SOFR plus 0.78%), 7/20/38	707,263	708,978
GNMA, Series 2008-88, Class UF, VRN, 6.47%, (1-month SOFR plus 1.11%), 10/20/38	619,461	619,688
GNMA, Series 2009-92, Class FJ, VRN, 6.15%, (1-month SOFR plus 0.79%), 10/16/39	371,772	373,055
GNMA, Series 2007-5, Class FA, VRN, 5.59%, (1-month SOFR plus 0.25%), 2/20/37	1,008,689	1,007,515
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	3,017,825	2,394,187
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	2,675,265	2,044,648
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,366,544)		12,074,407
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,355	35,355
Repurchase Agreements — 0.3%

BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $101,734), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $99,703)	99,644
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 2/15/44, valued at $1,317,877), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $1,292,762)	1,292,000
1,391,644
TOTAL SHORT-TERM INVESTMENTS (Cost $1,426,999)	1,426,999
TOTAL INVESTMENT SECURITIES — 104.0% (Cost $486,819,740)	453,938,963
OTHER ASSETS AND LIABILITIES — (4.0)%	(17,437,630)
TOTAL NET ASSETS — 100.0%	$436,501,333

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	52	March 2024	$10,707,531	$79,914
U.S. Treasury 10-Year Notes	6	March 2024	677,344	18,925
			$11,384,875	$98,839
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	12	March 2024	$1,305,281	$(4,617)
U.S. Treasury Long Bonds	2	March 2024	249,875	(2,379)
			$1,555,156	$(6,996)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $449,705.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$440,437,557	—
U.S. Government Agency Collateralized Mortgage Obligations	—	12,074,407	—
Short-Term Investments	$35,355	1,391,644	—
	$35,355	$453,903,608	—
Other Financial Instruments
Futures Contracts	$98,839	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$6,996	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.